SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Reconciliation from consolidated segment profit to consolidated financial statements
Consolidated segment profit	$ 78,926	$ 50,156
Selling and marketing expenses	(20,530)	(10,231)
General and administrative expenses	(45,047)	(36,323)
Government subsidies	1,876	1,662
Net interest and exchange gain	(967)	(253)
Interest income from loan to a producer of TV series	10
Other income	277	213
Income (loss) before income tax and equity in earnings of equity method investments, net of tax	$ 14,545	$ 5,224